Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

SOF-XI SFR Holdings, L.P.

c/o Starwood Capital Group

591 West Putnam Avenue

Greenwich, CT 06830

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SOF-XI SFR Holdings, L.P. (the “Company”) and Citigroup Global Markets Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets included in the Final Data Tape with respect to the STAR 2021-SFR1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 430 Units (representing 406 Properties), which was selected using a simple random sample from the pool of assets identified by the Company as being the assets that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape as identified by the Company as being the assets that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;
•	The value of such assets; and
•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to December 31, 2020.

•	The phrase “Data Room” refers to either ShareFile or Box, used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Units that are occupied on a month-to-month basis.

•	The phrase “Review Date” refers to January 27, 2021.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	Acquisition Month, Day and Year
Underwritten Rent (Monthly)	Purchase Price

•	The phrase “Sample Purchase Attributes” collectively refers to the Purchase Price, Acquisition Month, Day and Year and Acquisition Type Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Date of Lease Expiration, and Underwritten Rent (Monthly) Sample Attributes.

 The “Data Files” refer to the following files provided to us by the Company:

•	The worksheet “STAR 2021-SFR1” in an electronic data file labeled “STAR 2021-SFR1 Tape Model 2.5.21 v5.xlsx” containing the Sample Attributes of the Units and Properties as of the Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “STAR 2021-SFR1 12.31 Tape.xlsx” containing the Sample Attributes of the Units and Properties as of the Property Cut-Off Date (the “Final Data Tape”);

•	Certain resident ledgers provided via email containing the transaction history of each Unit for the Month-to-Month Sample Units from the Company’s property management system for the month of December 2020 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Units and Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

°	An electronic data file labeled “Star 2021-SFR1 BPO ARBPO.xlsx” (the “BPO Results File”); and

°	Worksheets labeled “Roofstock Tape” and “Tiber Tape” in an electronic data file labeled “STAR 2021-SFR1 Tape Model 2.8.21 v14.xlsx” (together, the “Support File”)

Procedures Performed
1.	Using the Initial Data Tape, we randomly selected 430 Units (representing 406 Properties) (the “Sample”) from the 1,652 Units (representing 1,612 Properties) represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.sing the Initial Data Tape, we randomly selected 430 Units (representing 406 Properties) (the “Sample”) from the 1,652 Units (representing 1,612 Properties) represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each Unit in the Sample, using the information, instruction, and assumptions provided by the Company and listed in Procedures 1 to 3 in Exhibit 1, we compared the Sample Lease Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Review Date.

For each Property in the Sample, using the information, instruction, and assumptions provided by the Company and listed in Procedures 4 to 6 in Exhibit 1, we compared the Sample Purchase Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Review Date.

For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Units and Properties in the Sample to the Source Documents and noted the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
313	Acquisition Month, Day and Year	March 14, 2019	May 31, 2019
98	Acquisition Type	1x1	Portfolio
99	Acquisition Type	1x1	Portfolio
100	Acquisition Type	1x1	Portfolio
117	Acquisition Type	1x1	Portfolio
184	Acquisition Type	1x1	Portfolio
185	Acquisition Type	1x1	Portfolio
96	Date of Lease Expiration	December 31, 2021	December 31, 2020
39	Lease Start Date	March 01, 2020	February 12, 2019
40	Lease Start Date	December 01, 2020	November 15, 2019
46	Lease Start Date	August 01, 2020	July 15, 2019
60	Lease Start Date	May 01, 2020	April 19, 2019
79	Lease Start Date	December 01, 2020	November 07, 2019
101	Lease Start Date	September 01, 2020	August 12, 2019
112	Lease Start Date	December 01, 2020	October 30, 2019
3	Purchase Price	$165,000.00	$170,000.00
11	Purchase Price	$108,000.00	$116,000.00
14	Purchase Price	$87,060.00	$89,560.00
38	Purchase Price	$93,400.00	$97,900.00
46	Purchase Price	$114,082.00	$115,000.00
47	Purchase Price	$148,920.00	$150,100.00
105	Purchase Price	$130,000.00	$133,000.00
124	Purchase Price	$133,000.00	$134,000.00
143	Purchase Price	$121,000.00	$115,000.00
149	Purchase Price	$127,000.00	$128,000.00
150	Purchase Price	$119,100.00	$120,000.00
161	Purchase Price	$134,000.00	$140,000.00
238	Purchase Price	$103,000.00	$95,000.00
279	Purchase Price	$130,000.00	$127,000.00
281	Purchase Price	$118,000.00	$110,000.00
307	Purchase Price	$83,000.00	$75,000.00
31	Underwritten Rent (Monthly)	$1,595.00	$1,550.00
96	Underwritten Rent (Monthly)	$1,595.00	$1,495.00
294	Underwritten Rent (Monthly)	$1,850.00	$1,795.00
2.	On the Final Data Tape, we identified 10 Units where the Month-to-Month data attribute was equal to “Y”. Of these 10 Units, 4 of the Units (the “Month-to-Month Sample Units”) were part of the Sample. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month-to-Month Sample Units:

a)	Has an occupancy status of “Occupied” within the Final Data Tape;
b)	Has a lease expiration date prior to the Property Cut-Off Date; and
c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of December 2020.

3.	For each of the Units and Properties in the Sample included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Purchase and Lease Discrepancies shown in Table 1, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and
b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

4.	Using the information, instruction, and assumptions provided by the Company, for each of the Units and Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values in the Final Data Tape, as applicable, and, in each case, noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/  PricewaterhouseCoopers LLP

February 10, 2021

Exhibit 1

Procedure 1: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Units where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date.

For Units where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Procedure 2: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Units where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date.

For Units where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Date of Lease Expiration Sample Lease Attribute to information available in the Relevant Lease Agreement.

For Units where the lease end date shown on the Relevant Lease Agreement was prior to the Property Cut-Off Date and the Relevant Lease Agreement allowed for the automatic extension of the lease, at the instruction of the Company, it was assumed that the lease was extended for 12 months.

Procedure 3: Underwritten Rent (Monthly)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Units where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Data Room by the Company as of the Review Date.

For Units where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Data Room by the Company as of the Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Units where the Rented (Y/N) data attribute equals “Y”, we compared the Underwritten Rent (Monthly) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

For Units where the lease end date shown on the Relevant Lease Agreement was prior to the Property Cut-Off Date and the Relevant Lease Agreement allowed for the automatic extension of the lease, at the instruction of the Company, it was assumed that the lease was extended for 12 months at the same monthly rent.

Procedure 4: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Purchase Attribute to “Portfolio”.
2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Purchase Attribute to “Auction”.
3)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable Property and only one property is listed in that purchase agreement, settlement statement, or recorded deed, compared the Acquisition Type Sample Purchase Attribute to “1x1”.

Procedure 5: Acquisition Month, Day and Year

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the settlement statement. If a settlement statement is not available, then
2)	If a bid receipt is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the bid receipt. If a bid receipt is not available, then
3)	If a purchase agreement is available, compared the Acquisition Month, Day and Year Sample Purchase Attribute to information available in the purchase agreement.

Procedure 6: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then
2)	If a bid receipt is available, compared the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then
3)	If a purchase agreement is available, compared the Purchase Price data attribute to information available in the purchase agreement.
4)	If multiple properties are listed on either a purchase agreement, settlement statement, or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Methodology	Data File(s)	Comments
Property Address	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the property address identified in the BPO Results File was compared to the Property Address for the Property and all relevant Units, without regard to Unit identifiers, punctuation, or abbreviations.
City	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the city identified in the BPO Results File was compared to the City for the Property and all relevant Units.
Zip Code	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the zip code identified in the BPO Results File was compared to the Zip Code for the Property and all relevant Units.
MSA	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	As the Support File includes data for only Units, the MSA identified in the Support File was compared to the MSA for the corresponding Property.
State	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	As the BPO Results File only includes a single Unit of a 2-4 Unit Property, the state identified in the BPO Results File was compared to the State for the Property and all relevant Units.
Purchase Price	Recalculate and compare	Recalculation: the sum of the purchase price shown in the Support File for the underlying Units (as applicable).	Support File	This recalculation was performed only for each Property in the Final Data Tape.
Closing Cost	Recalculate and compare	Recalculation: the sum of the closing cost shown in the Support File for the underlying Units (as applicable).	Support File	This recalculation was performed only for each Property in the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Total Capital Expenditures	Supplemental Data File to Final Data Tape electronic comparison & Recalculate and compare

Comparison: for each Unit, compared the value in the Support File to the corresponding value in Total Capital Expenditures data field in the Final Data Tape.

Recalculation: for each Property, the sum of the underlying Units.

Support File
Total Cost (Post Rehab)	Recalculate and compare	Recalculation: For each Unit, the sum of the purchase price, closing cost, and total capital expenditures shown in the Support File. Recalculation: for each Property, the sum of the underlying Units.	Final Data Tape (Purchase Price, Closing Cost, Total Capital Expenditures) Support File
Cut-off Date Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property in the Final Data Tape.
Cut-off Date Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property in the Final Data Tape.
Traditional BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property in the Final Data Tape.
Traditional BPO Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File	This comparison was performed only for each Property in the Final Data Tape.
Remaining Lease Term (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Property Cut-Off Date) / 30	Final Data Tape (Date of Lease Expiration, Physical Occupancy, Month-to-Month)	For Vacant and MTM Units, the Remaining Lease Term (months) was calculated to be “N/A”. This recalculation was performed only for each Unit in the Final Data Tape.
Original Length of Lease (Months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Physical Occupancy)	For Vacant Units, the Original Length of Lease (Months) was calculated to be “N/A”. This recalculation was performed only for each Unit in the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Section 8	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit in the Final Data Tape.
Actual Contractual Rent (Annual)	Recalculate and compare	Recalculation: Underwritten Rent (Monthly) * 12	Final Data Tape (Underwritten Rent (Monthly), Physical Occupancy)	For Vacant Units, the Actual Contractual Rent (Annual) was calculated to be “N/A”. This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Rent	Recalculate and compare	Recalculation: Underwritten Rent (Monthly) * 12	Final Data Tape (Underwritten Rent (Monthly))	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Other Income	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 2%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Gross Revenue	Recalculate and compare	Recalculation: Underwritten Annual Rent + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Other Income)	This recalculation was performed only for each Unit in the Final Data Tape.
Delinquent Amount	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 0.7%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit in the Final Data Tape.
Concessions & Concessions of Free Rent	Recalculate and compare	Recalculation: (Underwritten Annual Rent - Underwritten Annual Vacancy) * 0.7%	Final Data Tape (Underwritten Annual Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: Underwritten Annual Rent * 4.7%	Final Data Tape (Underwritten Annual Rent)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Effective Gross Income	Recalculate and compare	Recalculation: Underwritten Annual Gross Revenue - Delinquent Amount - Concessions & Concessions of Free Rent - Underwritten Annual Vacancy	Final Data Tape (Underwritten Annual Gross Revenue, Delinquent Amount, Concessions & Concessions of Free Rent, Underwritten Annual Vacancy)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: max((1.25% * (Purchase Price + Total Capital Expenditures) - $750)) * 65%, $200)	Final Data Tape (Purchase Price, Total Capital Expenditures)	This recalculation was performed only for each Unit in the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: (35% * max($750, 60% * Underwritten Rent (Monthly))) + 65% * max($350, 15% * Underwritten Rent (Monthly))	Final Data Tape (Underwritten Rent (Monthly))	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: max((1.25% * (Purchase Price + Total Capital Expenditures) -$750) * 35%, $200)	Final Data Tape (Purchase Price, Total Capital Expenditures)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Property Management Fee	Recalculate and compare	Recalculation: if(City = “Miami”, 8%, if(Property Manager = “Tiber”, 6%, if(Property Manager = “Roofstock”, 6.5%))) * Underwritten Effective Gross Income	Final Data Tape (City, Property Manager, Underwritten Effective Gross Income)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit in the Final Data Tape.
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit in the Final Data Tape.
Underwritten Annual Insurance Costs	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File	This comparison was performed only for each Unit in the Final Data Tape.
Underwritten Other Expense	Recalculate and compare	Recalculation: $60 per Unit	n/a	This recalculation was performed only for each Unit in the Final Data Tape.

Field Name	Procedure	Methodology	Data File(s)	Comments
Total Annual Underwritten Expenses	Recalculate and compare	Recalculation: Underwritten Annual Repairs and Maintenance + Underwritten Annual Marketing and Leasing Costs + Underwritten Annual Turnover Costs + Underwritten Annual Property Management Fee + Underwritten Annual Real Estate Taxes + Underwritten Annual HOA Fees + Underwritten Annual Insurance Costs + Underwritten Other Expense	Final Data Tape (Underwritten Annual Repairs and Maintenance, Underwritten Annual Marketing and Leasing Costs, Underwritten Annual Turnover Costs, Underwritten Annual Property Management Fee, Underwritten Annual Real Estate Taxes, Underwritten Annual HOA Fees, Underwritten Annual Insurance Costs, Underwritten Other Expenses)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Underwritten Effective Gross Income - Total Annual Underwritten Expenses	Final Data Tape (Underwritten Effective Gross Income, Total Annual Underwritten Expenses)	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per Unit	n/a	This recalculation was performed only for each Unit in the Final Data Tape.
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)	This recalculation was performed only for each Unit in the Final Data Tape.
Tenant Delinquent Stage	Recalculate and compare

Recalculation:

if(Tenant Delinquent- Bill Date = October 01, 2020, “61-90”,

if(Tenant Delinquent- Bill Date = November 01, 2020, “31-60”,

if(Tenant Delinquent- Bill Date = December 01, 2020, “0-30”,

if(Tenant Delinquent- Bill Date = “N/A”, “Current”))))

			Final Data Tape (Tenant Delinquent- Bill Date, Physical Occupancy)	For Vacant Units, the Tenant Delinquent Stage) was calculated to be “N/A”. This recalculation was performed only for each Unit in the Final Data Tape.

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